Taxation (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
A roll-forward of unrecognized tax benefits is as follows:
Balance at beginning of year	$ 1,755
Balance at end of year	2,121	$ 1,755
Unrecognized tax benefits [Member]
A roll-forward of unrecognized tax benefits is as follows:
Balance at beginning of year	4,053	2,177	$ 620
Additions based on tax positions related to the current year	217	1,876	1,557
Foreign currency translation difference	277
Balance at end of year	$ 4,547	$ 4,053	$ 2,177